Note 7 - Leases - Outstanding Balance of Prepaid Charter Hire (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current portion of Prepaid bareboat charter hire	$ 1,657	$ 1,657
Non-current portion of Prepaid bareboat charter hire	6,935	$ 8,512
Total	$ 8,592